Average Annual Total Returns		12 Months Ended	20 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.30%	4.77%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.44%	4.20%
Solactive US Large Cap Minimum Downside Volatility Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive US Large Cap Minimum Downside Volatility Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.75%	11.56%
Performance Inception Date	Apr. 25, 2023
Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.06%	25.85%
Morgan Dempsey Large Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.03%	5.56%
Performance Inception Date	Apr. 25, 2023